Supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts paid/received during the year:
Withholding income tax paid on behalf of third-parties	$ 1,413	$ 904	$ 770
Transactions not involving cash
Purchase of property, plant and equipment on credit	19		310
Lease	6,923	6,945	4,255
Provision/(reversals) for decommissioning costs	3,260	(1,082)	5,174
Use of tax credits and judicial deposit for the payment of contingency	1,236	1,173	2
Assets received due to the increase of interest in concessions without disbursement		165
Remeasurement of property, plant and equipment acquired in previous periods	24
Earn Out related to Atapu and Sépia groups	$ 694	$ 54